Supplement to the
Fidelity Asset Manager® Funds
December 17, 2008
Prospectus

Effective October 31, 2008, the Lehman Brothers indices were re-branded Barclays Capital.

Effective April 1, 2009, the Dow Jones Wilshire 5000 Composite IndexSM was discontinued and succeeded by the Dow Jones U.S. Total Stock Market Index, which is identical in all aspects to the former index, including historical data.

The following information supplements the existing information for Asset Manager 20% found under the heading "Principal Investment Risks" on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information supplements the existing information for Asset Manager 30% found under the heading "Principal Investment Risks" on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces the similar information found in the "Performance" section on page 9.

Fidelity Asset Manager 20% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI® EAFE® Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the MSCI EAFE Index was added in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 50% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 70% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 85% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, and the MSCI EAFE Index (Europe, Australasia, Far East), weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 10.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of a fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented. A fund may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 20% found under the heading "Principal Investment Strategies" on page 13.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  14% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  6% MSCI EAFE (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  30% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information supplements the existing information for Asset Manager 20% found under the heading "Principal Investment Strategies" on page 13.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including International Equity Central Fund and Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

AR-09-03 September 22, 2009
1.899421.102

The following information replaces the similar information for Asset Manager 20% found under the heading "Principal Investment Strategies" on page 13.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 30% found under the heading "Principal Investment Strategies" on page 14.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  21% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  9% MSCI EAFE (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  20% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information supplements the existing information for Asset Manager 30% found under the heading "Principal Investment Strategies" on page 14.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including International Equity Central Fund and Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The following information replaces the similar information for Asset Manager 30% found under the heading "Principal Investment Strategies" on page 14.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 40% found under the heading "Principal Investment Strategies" on page 14.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  28% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  12% MSCI EAFE (foreign stocks)
  45% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  15% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 40% found under the heading "Principal Investment Strategies" on page 15.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 50% found under the heading "Principal Investment Strategies" on page 15.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  35% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  15% MSCI EAFE (foreign stocks)
  40% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  10% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 50% found under the heading "Principal Investment Strategies" on page 16.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 60% found under the heading "Principal Investment Strategies" on page 16.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  42% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  18% MSCI EAFE (foreign stocks)
  35% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 60% found under the heading "Principal Investment Strategies" on page 17.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 70% found under the heading "Principal Investment Strategies" on page 17.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  49% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  21% MSCI EAFE (foreign stocks)
  25% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 70% found under the heading "Principal Investment Strategies" on page 18.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 85% found under the heading "Principal Investment Strategies" on page 18.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  25% MSCI EAFE (foreign stocks)
  15% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)

The following information replaces the similar information for Asset Manager 85% found under the heading "Principal Investment Strategies" on page 19.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 19.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 22.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section beginning on page 22.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 24.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 28.

Geoffrey Stein is manager of the Fidelity Asset Manager Funds, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Supplement to the
Fidelity Asset Manager Funds
Fidelity Advisor Asset Manager® 20%
Fidelity Advisor Asset Manager 30%
Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50%
Fidelity Advisor Asset Manager 60%
Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
December 17, 2008
Prospectus

Effective October 31, 2008, the Lehman Brothers indices were re-branded Barclays Capital.

Effective April 1, 2009, the Dow Jones Wilshire 5000 Composite IndexSM was discontinued and succeeded by the Dow Jones U.S. Total Stock Market Index, which is identical in all aspects to the former index, including historical data.

The following information supplements the existing information for Asset Manager 20% found under the heading "Principal Investment Risks" on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information supplements the existing information for Asset Manager 30% found under the heading "Principal Investment Risks" on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces the similar information found in the "Performance" section on page 9.

Fidelity Asset Manager 20% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI® EAFE® Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the MSCI EAFE Index was added in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 50% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 70% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 85% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, and the MSCI EAFE Index (Europe, Australasia, Far East), weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 10.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of a fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented. A fund may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 20% found under the heading "Principal Investment Strategies" on page 13.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  14% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  6% MSCI EAFE (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  30% Barclays Capital U.S. 3-Month Treasury Bill Index

AAR-09-03 September 22, 2009
1.885797.103

The following information supplements the existing information for Asset Manager 20% found under the heading "Principal Investment Strategies" on page 13.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including International Equity Central Fund and Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The following information replaces the similar information for Asset Manager 20% found under the heading "Principal Investment Strategies" on page 13.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 30% found under the heading "Principal Investment Strategies" on page 14.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  21% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  9% MSCI EAFE (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  20% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information supplements the existing information for Asset Manager 30% found under the heading "Principal Investment Strategies" on page 14.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including International Equity Central Fund and Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The following information replaces the similar information for Asset Manager 30% found under the heading "Principal Investment Strategies" on page 14.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 40% found under the heading "Principal Investment Strategies" on page 14.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  28% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  12% MSCI EAFE (foreign stocks)
  45% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  15% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 40% found under the heading "Principal Investment Strategies" on page 15.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 50% found under the heading "Principal Investment Strategies" on page 15.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  35% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  15% MSCI EAFE (foreign stocks)
  40% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  10% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 50% found under the heading "Principal Investment Strategies" on page 16.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 60% found under the heading "Principal Investment Strategies" on page 16.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  42% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  18% MSCI EAFE (foreign stocks)
  35% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 60% found under the heading "Principal Investment Strategies" on page 17.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 70% found under the heading "Principal Investment Strategies" on page 17.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  49% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  21% MSCI EAFE (foreign stocks)
  25% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 70% found under the heading "Principal Investment Strategies" on page 18.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 85% found under the heading "Principal Investment Strategies" on page 18.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  25% MSCI EAFE (foreign stocks)
  15% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)

The following information replaces the similar information for Asset Manager 85% found under the heading "Principal Investment Strategies" on page 19.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 19.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 21.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 21.

There is no minimum account balance or initial purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Fidelity Distributors Corporation (FDC). In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section on page 23.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 27.

Geoffrey Stein is manager of the Fidelity Asset Manager Funds, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Effective after the close of business on December 19, 2008, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 30.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

Supplement to the
Fidelity Asset Manager Funds
Fidelity Advisor Asset Manager® 20%
Fidelity Advisor Asset Manager 30%
Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50%
Fidelity Advisor Asset Manager 60%
Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Institutional Class
December 17, 2008
Prospectus

Effective October 31, 2008, the Lehman Brothers indices were re-branded Barclays Capital.

Effective April 1, 2009, the Dow Jones Wilshire 5000 Composite IndexSM was discontinued and succeeded by the Dow Jones U.S. Total Stock Market Index, which is identical in all aspects to the former index, including historical data.

The following information supplements the existing information for Asset Manager 20% found under the heading "Principal Investment Risks" on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information supplements the existing information for Asset Manager 30% found under the heading "Principal Investment Risks" on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces the similar information found in the "Performance" section on page 9.

Fidelity Asset Manager 20% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI® EAFE® Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the MSCI EAFE Index was added in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 50% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 70% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 85% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, and the MSCI EAFE Index (Europe, Australasia, Far East), weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 10.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of a fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented. A fund may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 20% found under the heading "Principal Investment Strategies" on page 12.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  14% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  6% MSCI EAFE (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  30% Barclays Capital U.S. 3-Month Treasury Bill Index

AARI-09-03 September 22, 2009
1.899425.102

The following information supplements the existing information for Asset Manager 20% found under the heading "Principal Investment Strategies" on page 12.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including International Equity Central Fund and Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The following information replaces the similar information for Asset Manager 20% found under the heading "Principal Investment Strategies" on page 12.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 30% found under the heading "Principal Investment Strategies" on page 13.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  21% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  9% MSCI EAFE (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  20% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information supplements the existing information for Asset Manager 30% found under the heading "Principal Investment Strategies" on page 13.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including International Equity Central Fund and Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The following information replaces the similar information for Asset Manager 30% found under the heading "Principal Investment Strategies" on page 13.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 40% found under the heading "Principal Investment Strategies" on page 13.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  28% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  12% MSCI EAFE (foreign stocks)
  45% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  15% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 40% found under the heading "Principal Investment Strategies" on page 14.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 50% found under the heading "Principal Investment Strategies" on page 14.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  35% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  15% MSCI EAFE (foreign stocks)
  40% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  10% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 50% found under the heading "Principal Investment Strategies" on page 15.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 60% found under the heading "Principal Investment Strategies" on page 15.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  42% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  18% MSCI EAFE (foreign stocks)
  35% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 60% found under the heading "Principal Investment Strategies" on page 16.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 70% found under the heading "Principal Investment Strategies" on page 16.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  49% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  21% MSCI EAFE (foreign stocks)
  25% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for Asset Manager 70% found under the heading "Principal Investment Strategies" on page 16.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for Asset Manager 85% found under the heading "Principal Investment Strategies" on page 17.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  25% MSCI EAFE (foreign stocks)
  15% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)

The following information replaces the similar information for Asset Manager 85% found under the heading "Principal Investment Strategies" on page 17.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 18.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 20.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 20.

There is no minimum account balance or initial purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Fidelity Distributors Corporation (FDC). In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section on page 22.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 25.

Geoffrey Stein is manager of the Fidelity Asset Manager Funds, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Supplement to the
Fidelity® Global Balanced Fund
December 30, 2008
Prospectus

Fidelity Global Balanced Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Global Balanced
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

23.03%	-5.97%	-8.15%	-6.14%	29.90%	13.67%	9.00%	13.70%	13.77%	-23.27%

During the periods shown in the chart for Global Balanced:

Returns

Quarter ended

Highest Quarter Return	14.26%	December 31, 1999
Lowest Quarter Return	-12.35%	September 30, 2008

GBL-09-04 September 22, 2009
1.855563.106

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Global Balanced
Return Before Taxes	-23.27%	4.22%	4.77%
Return After Taxes on Distributions	-23.95%	2.83%	3.63%
Return After Taxes on Distributions and Sale of Fund Shares	-14.93%	3.33%	3.75%
MSCI® World Index (reflects no deduction for fees, expenses, or taxes)	-40.46%	-0.13%	-0.37%
Citigroup® World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	10.89%	6.05%	5.90%
Fidelity Global Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)	-22.78%	2.52%	2.35%

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented. The fund may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 7.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying foreign securities directly the fund might invest in a central fund that buys foreign securities. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of equity, investment-grade and lower-quality debt securities: foreign and emerging market securities, corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps.

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 8.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 13.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 13.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 17.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following information replaces the biographical information for Derek Young and Ruben Calderon found in the "Fund Management" section on page 24.

Geoffrey Stein is co-lead manager of Global Balanced Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Ruben Calderon is co-lead manager of Global Balanced Fund, which he has managed since December 2006. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst and asset allocation strategist.

The following information replaces the similar information found in the "Fund Management" section beginning on page 24.

The statement of additional information (SAI) provides additional information about the compensation of, any accounts managed by, and any fund shares held by Messrs. Calderon, Stein, Tucker, Dufour, Lo, Weir and Ms. Reilly.

Supplement to the
Fidelity Advisor Global Balanced Fund
Class A, Class T, Class B, and Class C
February 17, 2009
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented. The fund may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 8.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying foreign securities directly the fund might invest in a central fund that buys foreign securities. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of equity, investment-grade and lower-quality debt securities: foreign and emerging market securities, corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps.

AGBL-09-03 September 22, 2009
1.899423.102

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 9.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section beginning on page 12.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Fidelity Distributors Corporation (FDC). In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 16.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 24. All references to Mr. Young are no longer applicable.

Geoffrey Stein is co-lead manager of the fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

The following information replaces the similar information found in the "Fund Management" section on page 24.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Calderon, Stein, Tucker, Dufour, Lo, Weir and Ms. Reilly.

Supplement to the
Fidelity Advisor Global Balanced Fund
Institutional Class
February 17, 2009
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell Institutional Class shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented. The fund may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 7.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying foreign securities directly the fund might invest in a central fund that buys foreign securities. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of equity, investment-grade and lower-quality debt securities: foreign and emerging market securities, corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps.

AGBLI-09-03 September 22, 2009
1.899424.102

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 8.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section beginning on page 12.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Fidelity Distributors Corporation (FDC). In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 16.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 24. All references to Mr. Young are no longer applicable.

Geoffrey Stein is co-lead manager of the fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

The following information replaces the similar information found in the "Fund Management" section on page 24.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Calderon, Stein, Tucker, Dufour, Lo, Weir and Ms. Reilly.